Calvert
Small-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.1%
Hexcel Corp.	756,159	$ 39,554,677
Woodward, Inc.	438,438	40,551,131
		$ 80,105,808
Auto Components — 5.3%
Dana, Inc.	1,970,370	$ 27,723,106
Dorman Products, Inc.(1)	694,208	76,161,560
Visteon Corp.(1)	342,449	35,470,867
		$ 139,355,533
Automobiles — 1.0%
Harley-Davidson, Inc.	788,040	$24,949,346
		$24,949,346
Banks — 11.2%
Commerce Bancshares, Inc.	932,615	$61,226,175
Community Bank System, Inc.	507,005	32,083,277
CVB Financial Corp.	1,210,968	30,044,116
Glacier Bancorp, Inc.	575,222	27,277,027
Independent Bank Corp.	484,824	38,509,570
SouthState Corp.	777,049	59,949,330
Stock Yards Bancorp, Inc.	183,052	10,950,171
Wintrust Financial Corp.	419,194	33,598,399
		$293,638,065
Biotechnology — 1.3%
Neurocrine Biosciences, Inc.(1)	340,729	$33,214,263
		$33,214,263
Building Products — 5.6%
AAON, Inc.	803,745	$44,013,076
AZEK Co., Inc. (The)(1)	2,674,250	44,766,945
CSW Industrials, Inc.	338,315	34,856,594
Hayward Holdings, Inc.(1)(2)	1,683,348	24,223,378
		$147,859,993
Capital Markets — 1.0%
Cohen & Steers, Inc.	395,057	$25,121,675
		$25,121,675
Chemicals — 3.6%
Minerals Technologies, Inc.	942,219	$57,795,713
Quaker Chemical Corp.(2)	252,503	37,754,249
		$95,549,962
Security	Shares	Value
Commercial Services & Supplies — 1.9%
MillerKnoll, Inc.	1,920,579	$ 50,453,610
		$ 50,453,610
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.(1)	165,445	$ 13,983,411
Terminix Global Holdings, Inc.(1)	1,087,175	44,193,664
		$ 58,177,075
Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	976,279	$ 30,489,193
		$30,489,193
Equity Real Estate Investment Trusts (REITs) — 7.4%
CubeSmart	1,007,980	$43,060,906
EastGroup Properties, Inc.	232,491	35,880,336
Essential Properties Realty Trust, Inc.	2,240,084	48,139,405
Rexford Industrial Realty, Inc.	488,172	28,113,825
STORE Capital Corp.	1,443,951	37,658,242
		$192,852,714
Food & Staples Retailing — 4.3%
Chefs' Warehouse, Inc. (The)(1)	648,077	$25,203,715
Performance Food Group Co.(1)	1,903,382	87,517,504
		$112,721,219
Food Products — 0.9%
J&J Snack Foods Corp.	172,116	$24,037,721
		$24,037,721
Gas Utilities — 2.2%
ONE Gas, Inc.	717,349	$58,241,565
		$58,241,565
Health Care Equipment & Supplies — 5.5%
Envista Holdings Corp.(1)	1,253,002	$48,290,697
ICU Medical, Inc.(1)	213,579	35,110,252
Integra LifeSciences Holdings Corp.(1)	835,177	45,124,614
Tandem Diabetes Care, Inc.(1)	271,091	16,045,876
		$144,571,439
Health Care Providers & Services — 10.3%
Addus HomeCare Corp.(1)	593,891	$49,459,242
Agiliti, Inc.(1)(2)	2,367,054	48,548,278
Chemed Corp.	140,120	65,770,927
R1 RCM, Inc.(1)	2,762,970	57,911,851

Calvert
Small-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
US Physical Therapy, Inc.(2)	449,550	$ 49,090,860
		$ 270,781,158
Hotels, Restaurants & Leisure — 1.9%
Texas Roadhouse, Inc.	360,019	$ 26,353,391
Wyndham Hotels & Resorts, Inc.	345,237	22,688,975
		$ 49,042,366
Insurance — 6.7%
RLI Corp.	460,316	$ 53,668,242
Ryan Specialty Holdings, Inc.(1)	1,442,135	56,517,271
Selective Insurance Group, Inc.	767,196	66,700,020
		$176,885,533
Interactive Media & Services — 1.4%
CarGurus, Inc.(1)	1,752,997	$37,671,906
		$37,671,906
IT Services — 0.8%
Euronet Worldwide, Inc.(1)	208,132	$20,935,998
		$20,935,998
Machinery — 2.5%
Chart Industries, Inc.(1)(2)	175,084	$29,305,560
Middleby Corp. (The)(1)	293,647	36,811,588
		$66,117,148
Oil, Gas & Consumable Fuels — 0.5%
Archaea Energy, Inc.(1)	834,525	$12,960,173
		$12,960,173
Professional Services — 2.9%
CBIZ, Inc.(1)	1,888,791	$75,476,088
		$75,476,088
Road & Rail — 1.8%
Landstar System, Inc.	316,264	$45,991,111
		$45,991,111
Semiconductors & Semiconductor Equipment — 1.7%
Ambarella, Inc.(1)	275,241	$18,017,276
Silicon Laboratories, Inc.(1)	194,803	27,315,277
		$45,332,553
Software — 6.5%
ACI Worldwide, Inc.(1)	317,022	$8,207,700
Security	Shares	Value
Software (continued)
Altair Engineering, Inc., Class A(1)	1,032,867	$ 54,225,517
Clearwater Analytics Holdings, Inc.(1)	1,282,180	15,437,447
Envestnet, Inc.(1)	668,143	35,257,906
nCino, Inc.(1)(2)	645,642	19,963,251
SPS Commerce, Inc.(1)	335,371	37,913,692
		$ 171,005,513
Specialty Retail — 1.4%
Five Below, Inc.(1)	106,476	$ 12,077,573
National Vision Holdings, Inc.(1)(2)	929,015	25,547,912
		$37,625,485
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)(2)	1,903,313	$42,443,880
Herc Holdings, Inc.	388,934	35,062,400
		$77,506,280
Total Common Stocks (identified cost $2,599,938,353)		$2,598,670,493

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,337,653
Total High Social Impact Investments (identified cost $2,520,000)		$ 2,337,653

Calvert
Small-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(5)	14,525,929	$ 14,525,929
Total Affiliated Fund (identified cost $14,525,929)		$ 14,525,929
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(6)	10,216,652	$ 10,216,652
Total Securities Lending Collateral (identified cost $10,216,652)		$ 10,216,652
Total Short-Term Investments (identified cost $24,742,581)		$ 24,742,581
Total Investments — 100.2% (identified cost $2,627,200,934)		$2,625,750,727
Other Assets, Less Liabilities — (0.2)%	$ (4,123,534)
Net Assets — 100.0%	$2,621,627,193

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $42,142,616 and the total market value of the collateral received by the Fund was $44,490,030, comprised of cash of $10,216,652 and U.S. government and/or agencies securities of $34,273,378.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,337,653, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $16,863,582, which represents 0.6% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 2,476,732	$ —	$ —	$ —	$(139,079)	$ 2,337,653	$28,350	$ 2,520,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	43,689,895	589,096,691	(632,787,608)	5,390	(4,368)	—	16,226	—
Liquidity Fund, Institutional Class(2)	—	199,676,120	(185,150,191)	—	—	14,525,929	28,087	14,525,929
Total				$5,390	$(143,447)	$16,863,582	$72,663

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Small-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,598,670,493(1)	$ —	$ —	$2,598,670,493
High Social Impact Investments	—	2,337,653	—	2,337,653
Short-Term Investments:
Affiliated Fund	14,525,929	—	—	14,525,929
Securities Lending Collateral	10,216,652	—	—	10,216,652
Total Investments	$2,623,413,074	$2,337,653	$ —	$2,625,750,727

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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